Derivative Instruments - Derivative Gain (Loss) (Details) - USD ($) $ in Thousands		1 Months Ended		9 Months Ended		12 Months Ended
		Mar. 31, 2015	May 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Rate Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net		$ (34,700)	$ (9,300)
Interest Rate Derivatives [Member] | Derivative gain (loss), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net				$ (13,473)	$ (46,541)	$ (41,722)	$ (119,401)	$ 88,596
Liquefaction Supply Derivatives [Member] | LNG Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net				368	0
Liquefaction Supply Derivatives [Member] | Cost (cost recovery) of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1]			(22,680)	32,184
Liquefaction Supply Derivatives [Member] | Operating and maintenance expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1]					32,503	342	0
Natural Gas Derivatives [Member] | Operating and maintenance expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net				$ 150	$ 1,221	$ 1,842	$ 860	$ 476

[1]	Does not include the realized value associated with derivative instruments that settle through physical delivery.